OppenheimerFunds, Inc.

Two World Financial Center
225 Liberty Street
New York, New York 10281

May 4, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

Re:     Registration Statement on Form N-14 for Oppenheimer Discovery Fund; Proxy Materials for Oppenheimer MidCap Fund

To the Securities and Exchange Commission:

Enclosed for filing with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933, as amended (the "1933 Act"), is a Delaying Amendment and Pre-effective Amendment No. 1 to the Registration Statement on Form N-14 (the "Registration Statement") of Oppenheimer Discovery Fund (the "Registrant").

We filed Form N-14 on April 29, 2009 in connection with the merger of Oppenheimer MidCap Fund into Oppenheimer Discovery Fund. On the facing page of that filing, we indicated an effective date of May 29, 2009. Pursuant to our conversation with SEC staff on May 4, 2009, this filing is made to (i) file a delaying amendment pursuant to Rule 473 under the Securities Act of 1933, for the purpose of addressing comments provided by SEC staff and (ii) file Notes to the Pro Forma Financial S tatements that were not filed with the initial N-14 on April 29th.

Under a separate filing, the Registrant will file all materials necessary to address any staff comments, at which time the Registrant will also file an opinion and consent of counsel with respect to the issuance of shares in connection with the merger and a request for acceleration of the effective date of the Registration Statement to May 29, 2009 or as soon thereafter as practicable. We are scheduled to start mailing the combined prospectus and proxy statement to shareholders of Oppenheimer MidCap Fund on or about June 1, 2009.

The Staff is requested to address any comments or questions you may have on this filing to:

Taylor V. Edwards
Vice President & Assistant Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street New York, NY 10281
212.323.0310
tedwards@oppenheimerfunds.com

Thank you for your assistance.

Sincerely,

/s/ Taylor V. Edwards
--------------------------------------

Taylor V. Edwards
Vice President & Associate Counsel
Tel.: 212.323.0310
Fax: 212.323.4070

cc:     Ms. Valerie J. Lithotomos, Esq., Securities and Exchange Commission